--------------------------------------------------------------------------------

Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 1998, Separate Account (B)'s Accumulated Unit Value increased 15.97% while the dividend-adjusted Standard & Poor's Composite Index of 500 stocks (S&P 500) increased by 17.71%. The Account's twelve month gain was 25.46% versus the S&P 500's dividend adjusted return of 30.16%. Although the Account's gain was less than that of the S&P 500, Separate Account (B) outperformed the 22.62% twelve month increase of the average U.S. stock fund as reported in the Wall Street Journal.
   The powerful stock market rally during the first half of 1998 follows an unprecedented three straight years of strong double-digit growth. With the S&P 500 closing at 1133.84 on June 30, the effective price/earnings multiple for the Index was approximately 24 times based on a $47.53 1998 earnings estimate by Lehman Brothers. In comparison, the average forward price/earnings multiple over the past 10 years was approximately 16.5 times. The last time we experienced forward multiples this high was in the 1960's.
   The extended stability of the U.S. economy and the attendant low inflation and low interest rate environment apparently have reduced investor's perception of stock market risk. This reduction in the perceived risk premium has enabled the stock market to trade at higher valuations. Although earnings for the quarter just ended were only about 20% higher than earnings for the fourth quarter of 1994, the S&P 500 has advanced 150% in 3 1/2 years.
   Although equity valuations seem high, the positive economic environment remains in place. Inflation is muted, long-term interest rates are close to cyclically low levels, earnings are advancing, the economy continues to grow and money is flowing into mutual funds. The best performing stocks have the following characteristics: large capitalization; predictable earnings; low yield; high earnings growth; and price/earnings ratio above the market average. The Asian collapse has so far been discounted as an annoyance rather than as an event that will derail the economy or the stock market. In fact, certain analysts have pointed out that the problems in Asia will hold down inflation and therefore interest rates, a positive for the market, and that a lot of Asian capital has flown to U.S. bond and equity markets seeking a safe haven. At the current level of valuations, the stock market is priced for perfection and is vulnerable to disappointment. In our generation, the disappointment has come in the form of tightening credit and higher interest rates triggered by inflationary pressures.
   Your Separate Account (B) portfolio is structured for growth with primarily high quality, large capitalization growth companies. The portfolio has a strong representation in health care and technology sectors, as well as in the financial area. We generally have avoided stocks of cyclical commodity companies such as those in the steel, paper and metal industries. Also, we have not been active in the more traditional income stocks, such as electric utilities and Real Estate Investment Trusts.
   Separate Account (B), as most managed funds, keeps at least a modest cash reserve to satisfy withdrawals and to take advantage of market opportunities. This acts as a modest drag on performance during a strong bull market. We have enhanced our returns by selling call options on certain of the more volatile stocks in the portfolio. When we sell an option, our goal is a minimum monthly return of 1.5%, or 18% annualized. During the first half of 1998, Separate Account (B) generated $711 thousand by executing this strategy. The premiums received for selling a call option are reported as realized gains, rather than investment income.
   From a long term perspective, it is hard to imagine a better market environment than we are currently experiencing. If all of the fundamentals -- low inflation, profit growth, and stabilizing monetary and fiscal policy -- continue to be positive, we anticipate no more than a correction in the 10% range. A major bear market would require a return to either sustained inflation or a major deflation, neither condition being apparent at this time. Your investment managers will continue to monitor market conditions and make portfolio changes that we believe will enhance relative returns.

Cordially,

Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED
                                                         JUNE 30
                                                       (UNAUDITED)                      YEAR ENDED DECEMBER 31
                                                       -----------      ------------------------------------------------------
(PER ACCUMULATION UNIT OUTSTANDING DURING THE PERIOD)     1998            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------
Value at beginning of period                               $17.69          $14.14         $11.74         $ 8.85          $8.91
                                                        ---------       ---------      ---------      ---------      ---------
Investment income                                             .10             .23            .19            .19            .19
Fees                                                          .08             .13            .10            .09            .07
                                                        ---------       ---------      ---------      ---------      ---------
      INVESTMENT INCOME--NET                                  .02             .10            .09            .10            .12
Net gain (loss) on investments                               2.81            3.45           2.31           2.79           (.18)
                                                        ---------       ---------      ---------      ---------      ---------
      NET INCREASE (DECREASE) IN PARTICIPANTS' EQUITY
       RESULTING FROM OPERATIONS                             2.83            3.55           2.40           2.89           (.06)
                                                        ---------       ---------      ---------      ---------      ---------
VALUE AT END OF PERIOD                                     $20.52          $17.69         $14.14         $11.74          $8.85
                                                        =========       =========      =========      =========      =========
Ratio of investment income--
   net to average participants' equity                        0.2%(a)         0.6%           0.7%           1.0%           1.3%
Ratio of fees to average participants' equity                 .83%(a)         .83%           .83%           .83%           .83%
Portfolio turnover rate                                        17%             45%            53%            46%            52%
Number of accumulation units outstanding at end of
   period                                               8,431,738       8,612,630      8,502,140      8,763,186      9,298,777

--------------------------------------------------------------------------------
(a) annualized  See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company

Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago

Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY

Lynne Gugenheim
Vice President and Associate General Counsel
Continental Assurance Company

AUDITORS

Deloitte & Touche LLP
Chicago, Illinois

CUSTODIAN

Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RECORD OF ACCUMULATION UNIT VALUES        RECORD OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

                    UNIT                                 UNIT
       VALUATION   MARKET                    VALUATION  MARKET
         DATE      VALUE                        DATE    VALUE
-------------------------                 -----------------------
1998  June 30      $20.52                 1998  July 1     $6.64
1997  December 31   17.69                 1998  January 1   6.05
1996  December 31   14.14                 1997  January 1   4.88
1995  December 31   11.74                 1996  January 1   4.36
1994  December 31    8.85                 1995  January 1   3.35
1993  December 31    8.91                 1994  January 1   3.39
1992  December 31    7.70                 1993  January 1   3.14
1991  December 31    7.29                 1992  January 1   2.71
1990  December 31    5.45                 1991  January 1   2.36
1989  December 31    5.31                 1990  January 1   2.40
1988  December 31    4.56                 1989  January 1   2.08

  The Annuity Unit Values shown at the right are based on the monthly increases or decreases in the accumulation unit values in excess of an assumed annualized rate of 3 1/2% and rounded to the nearest cent.

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------

  Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31 for the past ten years, and June 30, 1998. This period was one of mixed common stock prices.
  The values shown should not be considered representations of values which may be achieved in the future.

Unit Value
1988                   4.56
1989                   5.31
1990                   5.45
1991                   7.29
1992                   7.70
1993                   8.91
1994                   8.85
1995                  11.74
1996                  14.14
1997                  17.69
June 1998             20.52

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1998

                                                              NUMBER OF             MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES                VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS:

   AEROSPACE-(3.9%)
   The Boeing Company                                           35,000            $ 1,559,687
   Raytheon Company                                             45,000              2,660,625
   United Technologies Corporation                              28,200              2,608,500
                                                                                  -----------
                                                                                    6,828,812
                                                                                  -----------
   BEVERAGES-(2.6%)
   The Robert Mondavi Corporation*                              54,000              1,532,250
   PepsiCo, Inc.                                                72,000              2,965,500
                                                                                  -----------
                                                                                    4,497,750
                                                                                  -----------
   BROADCASTING-(4.2%)
   Emmis Broadcasting Corporation*                              45,000              2,151,562
   Tele-comm Liberty Media Gr-A*                               133,312              5,174,172
                                                                                  -----------
                                                                                    7,325,734
                                                                                  -----------
   CHEMICAL-(2.1%)
   Monsanto Company                                             65,000              3,631,875
                                                                                  -----------
   COMPUTER SYSTEMS-(4.5%)
   Cisco Systems, Inc.*                                         45,000              4,142,812
   EMC Corporation*                                             80,000              3,585,000
                                                                                  -----------
                                                                                    7,727,812
                                                                                  -----------
   COMPUTER TECHNOLOGY-(3.4%)
   First Data Corp.                                             60,000              1,998,750
   Hewlett-Packard Company                                      64,000              3,832,000
                                                                                  -----------
                                                                                    5,830,750
                                                                                  -----------
   CONTAINERS-(1.4%)
   Crown Cork & Seal Company, Inc.                              50,000              2,375,000
                                                                                  -----------
   COSMETICS-(2.8%)
   The Gillette Company                                         84,000              4,761,750
                                                                                  -----------
   DIVERSIFIED-(3.4%)
   American Standard Companies, Inc.*                           65,000              2,904,688
   Tyco International Ltd.                                      46,000              2,898,000
                                                                                  -----------
                                                                                    5,802,688
                                                                                  -----------
   ELECTRONIC COMPONENTS-(5.3%)
   Honeywell, Inc.                                              35,000              2,924,688
   Molex Incorporated/Class A                                  145,995              3,412,633
   Motorola, Inc.                                               54,000              2,838,375
                                                                                  -----------
                                                                                    9,175,696
                                                                                  -----------
   ELECTRICAL EQUIPMENT-(2.4%)
   General Electric Company                                     45,000              4,095,000
                                                                                  -----------
   ENERGY-(2.5%)
   Enron Corp.                                                  80,000              4,325,000
                                                                                  -----------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1998

                                                              NUMBER OF             MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES                VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS:

   FINANCIAL SERVICES-(3.6%)
   American Express Company                                     35,000            $ 3,990,000
   Heller Financial, Inc.*                                      75,700              2,271,000
                                                                                  -----------
                                                                                    6,261,000
                                                                                  -----------
   FINANCIAL SERVICES (BANK)-(10.3%)
   Banc One Corporation                                         59,950              3,345,959
   Bank United Corp.                                            70,000              3,351,250
   Citicorp                                                     25,500              3,805,875
   Nationsbank Corporation                                      52,200              3,993,300
   Norwest Corporation                                          90,000              3,363,750
                                                                                  -----------
                                                                                   17,860,134
                                                                                  -----------
   FOODS-(1.9%)
   Bestfoods                                                    57,600              3,344,400
                                                                                  -----------
   HEALTH CARE-(6.8%)
   Cardinal Health, Inc.                                        54,750              5,132,812
   Healthsouth Corp.*                                          108,000              2,882,250
   Medtronic, Inc.                                              60,000              3,825,000
                                                                                  -----------
                                                                                   11,840,062
                                                                                  -----------
   HOUSEHOLD PRODUCTS-(2.0%)
   Procter & Gamble Co.                                         38,800              3,533,225
                                                                                  -----------
   MACHINERY-(2.2%)
   Illinois Tool Works, Inc.                                    56,800              3,787,850
                                                                                  -----------
   MERCHANDISING-DRUGS-(1.5%)
   Rite Aide Corporation                                        70,000              2,629,375
                                                                                  -----------
   MERCHANDISING-FOODS-(1.9%)
   Safeway Inc.*                                                80,000              3,255,000
                                                                                  -----------
   OIL FIELD SERVICES & EQUIPMENT-(4.4%)
   Camco International, Inc.                                    30,000              2,336,250
   Santa Fe International                                       80,000              2,420,000
   Schlumberger Limited                                         41,000              2,800,813
                                                                                  -----------
                                                                                    7,557,063
                                                                                  -----------
   PHARMACEUTICAL-(11.2%)
   American Home Products Corporation                           54,000              2,794,500
   Eli Lilly and Company                                        50,000              3,303,125
   Pfizer Inc.                                                  71,000              7,716,813
   Schering-Plough Corporation                                  60,000              5,497,500
                                                                                  -----------
                                                                                   19,311,938
                                                                                  -----------
   PUBLISHING-(1.4%)
   Tribune Company                                              35,000              2,408,438
                                                                                  -----------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 1998

                                                              NUMBER OF
                                                               SHARES,
                                                              CONTRACTS
                                                                  OR                MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)   PAR VALUE             VALUE
---------------------------------------------------------------------------------------------
   SEMICONDUCTOR-(1.5%)
   Applied Materials, Inc.*                                      88,000          $  2,596,000
                                                                                 ------------
   TELECOMMUNICATIONS-(2.6%)
   Loral Space & Communications*                                161,500             4,562,375
                                                                                 ------------
   UTILITY-(COMMUNICATIONS)-(5.1%)
   Intermedia Communications Inc.*                               60,000             2,516,250
   Sprint Corporation                                            35,000             2,467,500
   Worldcom, Inc.*                                               80,000             3,875,000
                                                                                 ------------
                                                                                    8,858,750
                                                                                 ------------
   UTILITY-(WATER)-(1.0%)
   United States Filter Corporation*                             60,000             1,683,750
                                                                                 ------------
         TOTAL COMMON STOCKS-(95.9%)                                              165,867,227
                                                                                 ------------
OPTIONS:
   OIL FIELD SERVICES & EQUIPMENT-(0.0%)
   Camco International, Inc.                                        100                 1,499
                                                                                 ------------
   PHARMACEUTICAL-(0.0%)
   American Home Products Corporation                               200                (1,751)
                                                                                 ------------
         TOTAL OPTIONS-(0.0%)                                                            (252)
                                                                                 ------------
SHORT-TERM NOTES:
   FINANCIAL SERVICES-(4.1%)
   Heller Financial, Inc., 5.75%, due 7/02/98                 $7,181,000            7,179,853
                                                                                 ------------
         TOTAL SHORT-TERM NOTES-(4.1%)                                              7,179,853
                                                                                 ------------
         TOTAL INVESTMENTS-(100.0%)                                               173,046,828
   Cash and Receivables less Liabilities-(0.0%)                                       (51,452)
---------------------------------------------------------------------------------------------
         PARTICIPANTS' EQUITY-NET ASSETS-(100.0%)                                $172,995,376
=============================================================================================

*Non-income producing security in 1998.

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            STOCK PORTFOLIO CHANGES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 1998 (IN SHARES)                    INCREASED   DECREASED   NOW OWNED
-----------------------------------------------------------------------------------------------
COMMON STOCK:

   Advanced Communications Group, Inc.                         110,000     110,000           -
   American Home Products Corporation                           64,000      10,000      54,000
   American Standard Companies, Inc.                            10,000           -      65,000
   Amgen, Inc.                                                       -      45,000           -
   Banc One Corporation                                          5,450           -      59,950
   Bestfoods                                                    28,800           -      57,600
   The Boeing Company                                           35,000           -      35,000
   Burlington Northern Santa Fe                                      -      25,212           -
   Camco International, Inc.                                         -      20,000      30,000
   Cardinal Health, Inc.                                        10,000       5,000      54,750
   Citicorp                                                          -      10,000      25,500
   Corn Products International Inc.                              7,200       7,200           -
   Corning Inc.                                                      -      52,700           -
   Emmis Broadcasting Corporation                               45,000           -      45,000
   First Data Corp.                                                  -      20,000      60,000
   The Gillette Company                                         42,000           -      84,000
   Healthsouth Corp.                                            10,000      30,000     108,000
   Heller Financial, Inc.                                       75,700           -      75,700
   Hewlett-Packard Company                                       5,000           -      64,000
   Intel Corp.                                                       -      40,000           -
   Intermedia Communications Inc.                               60,000           -      60,000
   Eli Lilly and Company                                        10,000           -      50,000
   Loral Space & Communications                                 20,000           -     161,500
   Mettler-Toledo Holdings Inc.                                      -     116,200           -
   The Robert Mondavi Corporation                                5,000           -      54,000
   Motorola, Inc.                                               20,000      10,000      54,000
   PepsiCo, Inc.                                                 5,000           -      72,000
   Pfizer Inc.                                                       -      10,000      71,000
   Rite Aid Corporation                                         35,000           -      70,000
   Safeway Inc.                                                 40,000           -      80,000
   Santa Fe International                                       10,000           -      80,000
   The Sports Authority, Inc.                                        -     124,750           -
   Sprint Corporation                                           35,000           -      35,000
   Tele-comm Liberty Media Gr-A                                 44,438           1     133,312
   Teleport Communications Group Inc.                           10,000      45,000           -
   Tribune Company                                                   -      10,000      35,000
   Tyco International Ltd.                                      46,000           -      46,000
   Union Pacific Corp.                                          20,000      20,000           -
   United States Filter Corporation                             30,000           -      60,000
   United Technologies Corporation                                   -      10,000      28,200
   Ziff Davis Inc.                                               4,000       4,000           -

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              JUNE 30,   DECEMBER 31,
                                                                1998         1997
-------------------------------------------------------------------------------------
   Consumer Staples                                             24.9%        23.9%
   Technological                                                22.1         23.0
   Financial Services                                           14.5         14.2
   Consumer Services                                            13.0         11.3
   Capital Goods                                                 8.3          8.8
   Energy                                                        7.2          8.7
   Utilities                                                     6.4          3.6
   Basic Industries                                              3.6          3.6
   Transportation                                                 --          1.6
   Consumer Cyclicals                                             --          1.3
                                                               -----      -------
                                                                 100%         100%
                                                               -----      -------

--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                MARKET          % OF NET
JUNE 30, 1998                                                    VALUE           ASSETS
----------------------------------------------------------------------------------------
Pfizer Inc.                                                   $ 7,716,813          4.5%
Schering-Plough Corporation                                     5,497,500          3.2
Tele-comm Liberty Media Gr-A                                    5,174,172          3.0
Cardinal Health, Inc.                                           5,132,812          3.0
The Gillette Company                                            4,761,750          2.8
Loral Space & Communications                                    4,562,375          2.6
Enron Corp.                                                     4,325,000          2.5
Cisco Systems, Inc.                                             4,142,812          2.4
General Electric Company                                        4,095,000          2.4
Nationsbank Corporation                                         3,993,300          2.3
----------------------------------------------------------------------------------------
                                                              $49,401,534         28.7%
========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                JUNE 30,     DECEMBER 31,
                                                                  1998           1997
                                                              (UNAUDITED)
-----------------------------------------------------------------------------------------
ASSETS
   Investments in securities of unaffiliated issuers--Note
     1:
      Common stocks at market (cost $95,116,579 and
       $92,262,123)                                           $165,867,227   $145,406,403
      Call options written at market                                  (252)            --
      Short-term notes at amortized cost (approximates
       market)                                                   7,179,853      7,333,814
                                                               -----------   ------------
          TOTAL INVESTMENTS                                    173,046,828    152,740,217
   Cash                                                            126,776         13,730
   Dividends receivable--Note 1:                                    73,415        102,376
   Receivable for securities sold                                  769,374        -
   Receivable from Continental Assurance Company for fund
     deposits                                                      -               58,304
                                                               -----------   ------------
             TOTAL ASSETS                                      174,016,393    152,914,627
                                                               -----------   ------------
LIABILITIES
   Fees payable to Continental Assurance Company--Note 4:           42,870         40,585
   Payable for securities purchased                                793,331             --
   Deferred income call options written                             70,998             --
   Payable to Continental Assurance Company for fund
     withdrawals                                                   113,818        495,148
                                                               -----------   ------------
             TOTAL LIABILITIES                                   1,021,017        535,733
-----------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY--NET ASSETS (8,431,738 and 8,612,630
  units issued and outstanding at $20.52 and
  $17.69 per unit)--Note 2                                    $172,995,376   $152,378,894
=========================================================================================

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30                                          1998           1997
----------------------------------------------------------------------------------------
Investment income:
   Dividends                                                  $   660,042    $   654,564
   Interest and other                                             203,320        488,170
                                                               ----------     ----------
                                                                  863,362      1,142,734
                                                               ----------     ----------
Fees (Continental Assurance Company)--Note 4:
   Investment advisory fees                                       410,072        322,543
   Service fees                                                   270,648        212,879
                                                               ----------     ----------
                                                                  680,720        535,422
                                                               ----------     ----------
             INVESTMENT INCOME--NET                               182,642        607,312
                                                               ----------     ----------
Investment gain--Note 3:
   Net realized gain                                            6,479,250      6,606,049
   Net unrealized gain                                         17,606,116     12,324,602
                                                               ----------     ----------
             NET GAIN ON INVESTMENTS                           24,085,366     18,930,651
----------------------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                  $24,268,008    $19,537,963
========================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
                                  (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30                                          1998              1997
--------------------------------------------------------------------------------------------
From operations:
   Investment income--net                                     $    182,642      $    607,312
   Net realized gain on investments                              6,479,250         6,606,049
   Net unrealized gain on investments                           17,606,116        12,324,602
                                                               -----------       -----------
         Net increase in participants' equity resulting from
          operations                                            24,268,008        19,537,963
                                                               -----------       -----------
From unit transactions:
   Sales                                                         2,268,446        10,285,204
   Withdrawals                                                  (5,919,972)       (6,748,561)
                                                               -----------       -----------
         Net increase (decrease) in participants' equity
          resulting from unit transactions                      (3,651,526)        3,536,643
                                                               -----------       -----------
         TOTAL INCREASE IN PARTICIPANTS' EQUITY                 20,616,482        23,074,606
Participants' equity, January 1                                152,378,894       120,191,642
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, JUNE 30                                 $172,995,376      $143,266,248
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:
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--------------------------------------------------------------------------------

ORGANIZATION
   Continental Assurance Company Separate Account (B) (Separate Account (B)) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is part of Continental Assurance Company (Assurance), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 84% of the outstanding common stock of CNA.
   The operations of Assurance include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). Assurance also provides investment advisory and administrative services to Separate Account (B) for a fee.
   The assets and liabilities of Separate Account (B) are segregated from those of Assurance.

INVESTMENTS
   Investments in securities traded on national securities exchanges are valued at the last reported sales price on each business day of the year. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
   Separate Account (B) invests from time to time in certain derivative financial instruments to increase investment returns. Financial instruments used for such purposes include put and call options on stocks. The gross notional principal amount of these instruments at June 30, 1998 totaled $1,900,000. No open derivative positions existed at December 31, 1997.
   Derivatives are carried at fair value which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.
   The fair values associated with these instruments are generally affected by changes in the stock market. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.
   Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
   Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.
   Separate Account (B) may loan securities, up to a maximum of 25% of its net assets, to brokers under loan agreements which are fully secured by cash or government securities. Loaned securities are not reported herein as purchases or sales since Separate Account (B) remains the owner of loaned securities. During the years ended June 30, 1998 and 1997 no investment securities owned by Separate Account (B) were loaned to brokers under loan agreements.

FEDERAL INCOME TAXES
   Under existing Federal income tax law, no taxes are payable on net investment income and net realized capital gains, which are reinvested in Separate Account
(B) and taken into account in determining unit values.
--------------------------------------------------------------------------------

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                   NOTE 2. PARTICIPANTS' EQUITY--NET ASSETS:
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--------------------------------------------------------------------------------
Participants' equity--net assets consisted of the following:

---------------------------------------------------------------------------------------------
                                                                JUNE 30,     DECEMBER 31,
                                                                  1998           1997
---------------------------------------------------------------------------------------------
From operations:
    Accumulated investment income--net                        $ 52,367,806   $52,185,165
    Accumulated net realized gain on investment transactions   102,554,199    96,074,948
    Accumulated unrealized gain                                 71,619,305    55,477,008
    Accumulated unrealized loss                                   (868,910)   (2,332,729)
                                                              ------------   ------------
         Accumulated income                                    225,672,400   201,404,392
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (52,677,024)  (49,025,498)
---------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY--NET ASSETS                        $172,995,376   $152,378,894
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30                                          1998           1997
---------------------------------------------------------------------------------------------
Aggregate proceeds                                            $395,757,494   $373,481,575
Aggregate cost                                                 389,278,244    366,875,526
---------------------------------------------------------------------------------------------
    Net realized gain                                         $  6,479,250   $  6,606,049
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30                                          1998           1997
---------------------------------------------------------------------------------------------
Unrealized gain on investments:
    Balance, June 30                                          $ 70,750,395   $ 51,317,158
    Less balance, January 1                                     53,144,279     38,992,556
---------------------------------------------------------------------------------------------
    Change in net unrealized gain                             $ 17,606,116   $ 12,324,602
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30                                          1998           1997
---------------------------------------------------------------------------------------------
Common stocks                                                 $ 26,795,824   $ 30,834,521
Short-term notes                                               365,178,405    346,327,431
---------------------------------------------------------------------------------------------
    Total purchases                                           $391,974,229   $377,161,952
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

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                                       11

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                            NOTE 4. MANAGEMENT FEES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to Assurance for investment advisory and management services (investment advisory fees) which are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to Assurance for certain legal, accounting and other expenses (service fees). Such reimbursement is computed at the rate of .33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees to Assurance for sales and administrative services. Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from certain participants' accounts.

--------------------------------------------------------------------------------

FEES AND EXPENSES PAID TO ASSURANCE
SIX MONTHS ENDED JUNE 30                                          1998             1997
-----------------------------------------------------------------------------------------
Investment advisory fees                                        $410,072         $322,543
Service fees                                                     270,648          212,879
                                                                 -------          -------
    Total fees charged to fund income                            680,720          535,422
Sales and administrative fees paid by participants                   870              967
-----------------------------------------------------------------------------------------
    Total                                                       $681,590         $536,389
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

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            B

CONTINENTAL ASSURANCE COMPANY

SEPARATE ACCOUNT (B)

REPORT TO PARTICIPANTS

JUNE 30, 1998


CNA
FOR ALL THE COMMITMENTS YOU MAKE

L 554-921  (06/98)                 8/98